PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PREPAID EXPENSES
Schedule of prepaid expenses

	September 30,	December 31,
	2024	2023
Retainer for workover rigs	$240,000	$—
Prepaid expense	68,003	90,273
Deferred closing costs	4,040	8,417
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses - current	$327,079	$113,726

Retainer for workover rigs	$420,000	$—
Total prepaid expenses - noncurrent	$420,000	$—

	December 31,	December 31,
	2023	2022
Prepaid expense	$90,273	$81,069
Prepaid interest	—	5,417
Deferred closing costs	8,417	4,280
Security deposit	5,050	5,050
Other	9,986	8,822
Total prepaid expenses and other current assets	$113,726	$104,638